Stock-Based Compensation Plan (Details) - Schedule of option activity with respect to employees and independent directors	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of option activity with respect to employees and independent directors [Abstract]
Number of Shares, Outstanding	500
Average Exercise Price per Share (post-reverse stock split price), Outstanding (in Dollars per share) | $ / shares	$ 16.1
Weighted Average Remaining Contractual Term in Years, Outstanding	6 years 3 months 25 days
Number of Shares ,Exercisable	500
Average Exercise Price per Share (post-reverse stock split price), Exercisable (in Dollars per share) | $ / shares	$ 16.1
Weighted Average Remaining Contractual Term in Years, Exercisable	6 years 3 months 25 days
Number of Shares,Granted
Average Exercise Price per Share (post-reverse stock split price), Granted (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term in Years, Granted
Number of Shares ,Exercisable
Average Exercise Price per Share (post-reverse stock split price), Exercised (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term in Years, Exercised
Number of Shares, Forfeited
Average Exercise Price per Share (post-reverse stock split price), Forfeited (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term in Years, Forfeited
Number of Shares, Outstanding	500
Average Exercise Price per Share (post-reverse stock split price), Outstanding	16.1
Weighted Average Remaining Contractual Term in Years, Outstanding	5 years 9 months 25 days
Number of Shares ,Exercisable	500
Average Exercise Price per Share (post-reverse stock split price), Exercisable	16.1
Weighted Average Remaining Contractual Term in Years, Exercisable	5 years 9 months 25 days